Notes payable (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2022	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Short-term loan		$ 1,907,000	$ 4,828,000
the "Group"
Short-Term Debt [Line Items]
Debt discount amortization expense		87,670	$ 165,147
Production Capacity Investment Loan Agreement
Short-Term Debt [Line Items]
Short-term loan		1,906,614
Proceeds from loan agreement	$ 2,000,000
Unamortized debt discount	$ 511,128	93,386
Note payable		2,000,000
Carrying value		$ 1,906,614